111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                                           May 4, 2022

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Variable Insurance Trust III (the “Trust”) (File Nos. 333-59093 and 811-08879), on behalf of MFS® Blended Research® Small Cap Equity Portfolio, MFS® Conservative Allocation Portfolio, MFS® Global Real Estate Portfolio, MFS® Growth Allocation Portfolio, MFS® Inflation-Adjusted Bond Portfolio, MFS® Limited Maturity Portfolio, MFS® Mid Cap Value Portfolio, MFS® Moderate Allocation Portfolio, and MFS® New Discovery Value Portfolio (the “Funds”); Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 57 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2022.

Please call the undersigned at (617) 954-5843 or Connor Sheridan at (617) 954-6635 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/ada